LONG-TERM DEBT, NET (2019 5.375% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 04, 2019	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Total long-term debt		$ 4,451,278	$ 4,104,525
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 900,000
Maturity date		Dec. 04, 2029
Interest rate per annum	5.375%
Purchase price as percentage of principal	100.00%
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member] | Prior to December 4, 2024 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%